Debt and Equity Securities - Summary of Debt and Equity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary Of Debt And Equity Securities [Line Items]
Held-To-Maturity Securities, Amortized Cost	$ 26,823	$ 15,508
Held-To-Maturity Securities, Gross Unrealized Gains	497	809
Held-To-Maturity Securities, Gross Unrealized Losses	759
Held-To-Maturity Securities, Estimated Market Value	26,561	16,317
Available-for-sale, amortized cost	336,335	313,111
Available-for-sale, Gross Unrealized Gains	889	4,283
Available-for-sale, Gross Unrealized Losses	7,851	116
Available-for-sale securities, Estimated Market Value	329,373	317,278
US Government-Sponsored Enterprises [Member]
Summary Of Debt And Equity Securities [Line Items]
Available-for-sale, amortized cost		122,110
Available-for-sale, Gross Unrealized Gains		643
Available-for-sale, Gross Unrealized Losses		55
Available-for-sale securities, Estimated Market Value		122,698
GSE Residential Mortgage Backed [Member]
Summary Of Debt And Equity Securities [Line Items]
Held-To-Maturity Securities, Amortized Cost	8,649	2,918
Held-To-Maturity Securities, Gross Unrealized Gains	73	122
Held-To-Maturity Securities, Gross Unrealized Losses	520
Held-To-Maturity Securities, Estimated Market Value	8,202	3,040
Available-for-sale, amortized cost	175,855	177,787
Available-for-sale, Gross Unrealized Gains	808	3,373
Available-for-sale, Gross Unrealized Losses	1,481	32
Available-for-sale securities, Estimated Market Value	175,182	181,128
Obligations of States and Political Subdivisions [Member]
Summary Of Debt And Equity Securities [Line Items]
Held-To-Maturity Securities, Amortized Cost	18,174	12,590
Held-To-Maturity Securities, Gross Unrealized Gains	424	687
Held-To-Maturity Securities, Gross Unrealized Losses	239
Held-To-Maturity Securities, Estimated Market Value	18,359	13,277
Available-for-sale, amortized cost	13,711	13,214
Available-for-sale, Gross Unrealized Gains	71	267
Available-for-sale, Gross Unrealized Losses	409	29
Available-for-sale securities, Estimated Market Value	13,373	13,452
US Government-Sponsored Enterprises and Agency Backed Securities [Member]
Summary Of Debt And Equity Securities [Line Items]
Available-for-sale, amortized cost	146,769
Available-for-sale, Gross Unrealized Gains	10
Available-for-sale, Gross Unrealized Losses	5,961
Available-for-sale securities, Estimated Market Value	$ 140,818